Share-based Compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, $ in Millions			1 Months Ended				3 Months Ended	12 Months Ended
	Jan. 03, 2018 CNY (¥) shares	Jan. 03, 2018 USD ($) shares	Jan. 31, 2019 Plan	Sep. 30, 2018 CNY (¥) shares	Sep. 30, 2018 USD ($) shares	Jan. 31, 2018 $ / shares shares	Mar. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2016 shares	Dec. 31, 2018 $ / shares	Feb. 28, 2018 shares	Sep. 01, 2017 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Intrinsic value of options exercised								¥ 265,200,000		¥ 428,300,000
Ordinary shares, shares, issued | shares															50,000
Share-based compensation expense measured at fair value								¥ 0		¥ 7,500,000
Share-based compensation expense							¥ 1,400,000
Restricted shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share price | $ / shares						$ 0.0001							$ 0.0001
Shares option granted | shares				15,937,500	15,937,500	15,937,500					15,937,500
Minimum | Restricted shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vesting period						24 months					24 months
Maximum | Restricted shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vesting period						34 months					34 months
Founders | Restricted shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of restricted shares held | shares	15,937,500	15,937,500
Share price | $ / shares						$ 0.0001
Shares option granted | shares				15,937,500	15,937,500	15,937,500					15,937,500
Shares option granted, fair value	¥ 864,700,000	$ 128.1
Share-based compensation expense	¥ 215,000,000.0	$ 33.1		¥ 649,700,000	$ 95.0
Founders | Minimum | Restricted shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vesting period	24 months	24 months
Founders | Maximum | Restricted shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vesting period	34 months	34 months
Share Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Estimated fair value of underlying shares | (per share)								¥ 41.50	$ 6.4	¥ 95.20	¥ 159.29
Fair value of share options vested								¥ 346,500,000		¥ 326,500,000	¥ 17,000,000.0
Unrecognized share-based compensation expense								417,000,000.0	$ 417,000,000.0
Share Option Plan | Companies under Common Control of Founder
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Dividends distributed								¥ 0		0	6,800,000
Share Option Plan | Jifen
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Incentive awards issuance, percentage of equity interests												20.00%
Shares issuable under the incentive awards | shares												10,000,000
Incentive awards issuance, stock split conversion ratio												0.2
Incentive awards issuance terms								As part of the restructuring in 2017, in February 2018, the Board of Directors of the Company approved the 2017 Equity Incentive Plan, which assumed Jifen’s obligations and duties under the options granted by Jifen from 2016 to 2017. As a result, the options granted by Jifen were replaced with options of the Company. This replacement represents a modification of the awards under the accounting guidance, but no incremental compensation cost is required to be recognized because there was no change in fair value of the awards as measured immediately before and after the modification.
Share Option Plan | Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense								¥ 463,200,000		¥ 272,000,000.0	¥ 77,300,000
Equity Incentive Plan 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, shares, issued | shares														2,964,141
Equity Incentive Plan 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of plans | Plan			2